October 5, 2023

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Tax-Exempt Fund of New York

File Nos. 333-168594 and 811-22448

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on September 29, 2023 of Registrant’s Post-Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/Courtney R. Taylor

Courtney R. Taylor

Secretary